Income Taxes (Reconciliation Of Effective Tax Rate) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Federal tax based on statutory rate									$ 36,712	$ 24,682	$ 24,086
Effect of tax-exempt income									(7,558)	(6,633)	(5,935)
Interest and other nondeductible expenses									1,847	1,487	1,295
State taxes									4,938	3,034	3,615
Tax credits									(8,756)	(6,734)	(6,214)
Other									1,313	1,145	3,144
Total income tax expense	$ 8,829	$ 8,144	$ 4,389	$ 7,134	$ 6,667	$ 6,051	$ (929)	$ 5,193	$ 28,496	$ 16,981	$ 19,991
Effective rate									27.20%	24.10%	29.10%